Stock Option Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)			32,950			629,716	1,375,329
Aggregate intrinsic value of options exercised			$ 2,461
Compensation expense for share-based awards			$ 262	$ 162	$ 911	$ 535
Common stock reserved for future issuance (in shares)	28,248,103	28,499,408	28,248,103		28,499,408	28,706,795
Compensation expensed not yet recognized	$ 2,433	$ 2,524	$ 2,433		$ 2,524
Compensation expensed not yet recognized, period for recognition			3 years 14 days		3 years 5 months 19 days
ISO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise threshold as a percentage of fair value of shares	100.00%	100.00%	100.00%		100.00%
NSO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise threshold as a percentage of fair value of shares	85.00%	85.00%	85.00%		85.00%
ISO and NSO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term			10 years		10 years
Option vesting term			4 years		4 years
Monthly vesting period			3 years		3 years
ISO and NSO | Vesting Term One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%		25.00%
ISO and NSO | 10% Stockholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise threshold as a percentage of fair value of shares	110.00%	110.00%	110.00%		110.00%
Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)					575,314	1,371,626
Weighted average grant date fair value (in USD per share)					$ 2.81	$ 0.83
Fair value of options vested (in USD per share)					$ 569,000	$ 423,000
Aggregate intrinsic value of options exercised					$ 787	$ 143
Compensation expense for share-based awards					$ 728	$ 442
Percent of outstanding shares of common stock	1.00%
Percent of purchase of price of common stock	85.00%
Common stock reserved for future issuance (in shares)	434,000		434,000
Number of additional shares allowable under the plan (in shares)	1,200,000		1,200,000
Nonemployee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)					52,960	3,703
Nonemployee stock-based compensation expense					$ 183	$ 93
2007 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance (in shares)	5,488,229	5,488,229	5,488,229		5,488,229
NeuroCo Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance (in shares)	0	0	0		0
Options granted (in shares)		1,442			1,442
2019 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance (in shares)	2,317,000		2,317,000
Percent of outstanding shares of common stock			4.00%
2019 Stock Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares allowable under the plan (in shares)	3,000,000		3,000,000